PREPAYMENTS AND OTHER CURRENT ASSETS - Activity in the allowance for credit losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Activity in the allowance for credit losses
At beginning of year	¥ 8,118	¥ 5,521	¥ 9,588
Addition	71,467	2,597	4,068
Reverse	0	0	(8,135)
At end of year	¥ 79,585	¥ 8,118	¥ 5,521